Risk information - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Risk information
New lending capacity, target	2 months
Maturity term of revolving borrowing programs	1 year
Maturity term of swingline facility	1 year
Period of monitoring the liquidity coverage ratio	30 days
Period of cashflow forecast	1 year
Liquidity Reserve	kr 53.7		kr 52.0
Credit facility with the Swedish National Debt Office
Risk information
Credit facility, granted by the government	200.0	kr 175.0	200.0
Commercial export credits limit for credit facility	15.0	kr 13.0	15.0
SKR
Risk information
Liquidity Reserve	27.3		30.0
EUR
Risk information
Liquidity Reserve	6.4		6.4
USD
Risk information
Liquidity Reserve	19.9		15.0
Other currencies
Risk information
Liquidity Reserve	0.1		0.6
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Risk information
Liquidity Reserve	23.0		29.9
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Risk information
Liquidity Reserve	4.4		12.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Risk information
Liquidity Reserve	4.8		6.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Risk information
Liquidity Reserve	13.7		11.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currencies
Risk information
Liquidity Reserve	0.1		0.6
Securities issued or guaranteed by municipalities or other public entities
Risk information
Liquidity Reserve	15.8		12.1
Securities issued or guaranteed by municipalities or other public entities | SKR
Risk information
Liquidity Reserve	8.0		7.9
Securities issued or guaranteed by municipalities or other public entities | EUR
Risk information
Liquidity Reserve	1.6		0.3
Securities issued or guaranteed by municipalities or other public entities | USD
Risk information
Liquidity Reserve	6.2		3.9
Covered bonds issued by other institutions
Risk information
Liquidity Reserve	12.9		7.5
Covered bonds issued by other institutions | SKR
Risk information
Liquidity Reserve	12.9		7.5
Balances with National Debt Office
Risk information
Liquidity Reserve	2.0		2.5
Balances with National Debt Office | SKR
Risk information
Liquidity Reserve	kr 2.0		kr 2.5